Merchant Cash Advances and Loans Receivable - Summary of Allowance for Uncollectible MCA Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of the year	$ 2,739	$ 2,042
Provision for uncollectible receivables related to merchant cash advances and loans receivable	15,912	5,922
Balance, end of the year	9,602	2,739
Merchant cash advances
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of the year	1,767
Provision for uncollectible receivables related to merchant cash advances and loans receivable	13,257	4,950
Loans receivable charged off, net of recoveries	(7,783)	(5,225)
Balance, end of the year	7,241	1,767
Loans receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of the year	972
Loans receivable charged off, net of recoveries	(1,266)	0
Provision for uncollectible loans receivable	2,655	972
Balance, end of the year	$ 2,361	$ 972